December 5, 1996

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Institutional Series Trust
           John Hancock Small Capitalization Equity Fund
           John Hancock Dividend Performers Fund
           John Hancock Active Bond Fund
           John Hancock Global Bond Fund
           John Hancock Multi-Sector Growth Fund
           John Hancock Fundamental Value Fund
           John Hancock International Equity Fund
           File Nos. 811-8852; 33-86102

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated December 2, 1996 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer